Average Annual Total Returns - FidelityStockSelectorAllCapFund-RetailPRO - FidelityStockSelectorAllCapFund-RetailPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2024
Fidelity Stock Selector All Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.98%
Past 5 years	15.74%
Past 10 years	11.22%
Fidelity Stock Selector All Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	26.37%
Past 5 years	14.95%
Past 10 years	10.09%
Fidelity Stock Selector All Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.40%
Past 5 years	12.55%
Past 10 years	8.84%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
WA006
Average Annual Return:
Past 1 year	26.06%
Past 5 years	15.05%
Past 10 years	11.40%